SHAREHOLDERS' EQUITY (Options Issued to Consultants) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options for Ordinary shares	514,621	604,710
Exercise price per share	$ 1.36
Stock-based compensation	$ 95	$ (2)	$ 33
2004 To Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options for Ordinary shares	7,500
Exercise price per share	$ 11.76
Options exercisable	7,500
Exercisable through	2014
Stock-based compensation